Organization and Business Operations (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 28, 2021	Mar. 19, 2021	Dec. 31, 2021	Oct. 20, 2021	Feb. 22, 2021
Organization and Business Operations (Details) [Line Items]
Units of initial public offering (in Shares)		345,000,000
Transaction costs			$ 20,169,599
Underwriting fee			6,900,000
Deferred underwriting fee			12,075,000
Offering costs			1,194,599
Non-operating expense			$ 719,201
Percentage of redemption of company's outstanding public shares			100.00%
Percentage of fair market value trust account			80.00%
Business combination recognized trust account per share (in Dollars per share)			$ 10.00
Business combination recognized identifiable net tangible assets			$ 5,000,001
Redeem of outstanding shares percentage			100.00%
Public per share (in Dollars per share)			$ 10.00
Public per share held in the trust account (in Dollars per share)			$ 10.00
Aggregate of purchase units (in Shares)				16,000,000	13,000,000
Purchase price				$ 160,000,000	$ 130,000,000
Price per unit (in Dollars per share)				$ 10.00	$ 10.00
Working capital			$ 1,503,768
Working capital loans	$ 1,500,000		1,500,000
Amounts of operating bank account			$ 1,503,768
Initial Public Offering [Member]
Organization and Business Operations (Details) [Line Items]
Units of initial public offering (in Shares)		34,500,000
Price per unit (in Dollars per share)		$ 10.00
Generating gross proceeds		$ 345,000,000
Private sale of warrants (in Shares)			11,500,000
Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)			$ 1.50
Private sale of warrants (in Shares)			5,933,333
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Purchase agreement amount not exceed					$ 160,000,000
Founder Shares [Member] | Private Placement [Member]
Organization and Business Operations (Details) [Line Items]
Sale of units			$ 25,000
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities			50.00%
Redeem of outstanding shares percentage			100.00%
Working capital			$ 1,340,636
Trust account			$ 1,503,768